Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,298,985.49

Principal:
Principal Collections	$21,605,595.67
Prepayments in Full	$14,676,665.75
Liquidation Proceeds	$504,890.67
Recoveries	$29,893.59
Sub Total	$36,817,045.68
Collections	$40,116,031.17

Purchase Amounts:
Purchase Amounts Related to Principal	$126,106.80
Purchase Amounts Related to Interest	$857.09
Sub Total	$126,963.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,242,995.06

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,242,995.06
Servicing Fee	$779,767.93	$779,767.93	$0.00	$0.00	$39,463,227.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,463,227.13
Interest - Class A-2 Notes	$129,043.41	$129,043.41	$0.00	$0.00	$39,334,183.72
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$39,047,047.05
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$38,941,911.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,941,911.63
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$38,886,639.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,886,639.63
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$38,844,746.96
Third Priority Principal Payment	$2,230,919.89	$2,230,919.89	$0.00	$0.00	$36,613,827.07
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$36,558,993.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,558,993.74
Regular Principal Payment	$32,978,028.07	$32,978,028.07	$0.00	$0.00	$3,580,965.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,580,965.67
Residuel Released to Depositor	$0.00	$3,580,965.67	$0.00	$0.00	$0.00
Total		$40,242,995.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,230,919.89
Regular Principal Payment					$32,978,028.07
Total					$35,208,947.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,208,947.96	$85.05	$129,043.41	$0.31	$35,337,991.37	$85.36
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$35,208,947.96	$26.23	$673,313.50	$0.50	$35,882,261.46	$26.73

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$281,549,263.88	0.6800707	$246,340,315.92	0.5950249
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$894,799,263.88	0.6666413	$859,590,315.92	0.6404100

Pool Information
Weighted Average APR	4.258%	4.252%
Weighted Average Remaining Term	47.89	47.03
Number of Receivables Outstanding	46,094	44,853
Pool Balance	$935,721,515.15	$898,529,623.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$902,015,170.33	$866,248,343.99
Pool Factor	0.6860213	0.6587541

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$13,477,944.35
Yield Supplement Overcollateralization Amount	$32,281,279.40
Targeted Overcollateralization Amount	$38,939,307.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,939,307.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		128	$279,202.69
(Recoveries)		27	$29,893.59
Net Losses for Current Collection Period			$249,309.10
Cumulative Net Losses Last Collection Period			$1,891,104.07
Cumulative Net Losses for all Collection Periods			$2,140,413.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.32%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.94%	380	$8,489,945.17
61-90 Days Delinquent	0.08%	42	$762,929.74
91-120 Days Delinquent	0.02%	7	$175,414.35
Over 120 Days Delinquent	0.03%	11	$289,296.64
Total Delinquent Receivables	1.08%	440	$9,717,585.90

Repossession Inventory:
Repossessed in the Current Collection Period		29	$686,332.80
Total Repossessed Inventory		47	$1,238,018.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4265%
Preceding Collection Period			0.4757%
Current Collection Period			0.3262%
Three Month Average			0.4095%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1542%
Preceding Collection Period			0.1193%
Current Collection Period			0.1338%
Three Month Average			0.1358%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer